Summary of Principal Accounting Policies - Various Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted cash
Restricted cash	$ 4,270,695	$ 2,082,103	$ 1,217,414
Amount frozen by court	4,139,950	373,625
Customer deposits
Expected credit loss attributable to customer deposits	3,878,996	10,259,195
Customer deposit	3,158,826	10,258,960
Allowance For Customer Deposits, Provisions	4,035,869	10,286,671	3,480
Impairment of long-lived assets
Impairment on long-lived assets	0	0
Revenue recognition
Total net revenues	343,182,184	534,116,970	719,525,983
Rebates given to real estate brokers	0
Contract assets, net	$ 0	1,415,241
Contracts of original duration of one year or less	false
Marketing and advertising expenses
Marketing and advertising expenses	$ 237,268,507	442,975,679	523,315,406
Commissions under commission coupons business
Real Estate Agent Commission Incurred	91,338,490	0	0
Foreign currency translation
Foreign exchange gain	1,217,262
Foreign exchange loss		431,686	815,656
Government subsidies
Cash subsidies included in other operating income	297,663	560,394	380,849
Allowance for credit losses for accounts receivable and contract assets by each risk category
Allowance for credit losses for accounts receivable by risk category	111,848,582	115,374,631
Movement of the allowance for doubtful accounts for accounts receivable
Balance at beginning of the year	115,374,631	12,683,779	16,108,520
Provisions	9,148,173	101,172,959	4,535,063
Write offs	(2,665,754)	(600,847)	(8,809,126)
Changes due to foreign exchange	(10,008,468)	2,118,740	849,322
Balance at end of the year	111,848,582	115,374,631	12,683,779
Movement of the allowance for other receivables in prepaid expenses and other current assets
Balance at beginning of the year	150,770	335,386
Provisions/(reversal)	434,867	(190,200)	335,386
Changes due to foreign exchange	(29,674)	5,584
Balance at end of the year	555,963	150,770	335,386
Movement of the allowance for customer deposits
Balance at beginning of the year	10,259,195	3,480
Provisions	4,035,869	10,286,671	3,480
Write-offs	(10,216,240)
Changes due to foreign exchange	(199,828)	(30,956)
Balance at end of the year	3,878,996	10,259,195	3,480
Movement of the allowance for amount due from related parties
Balance at beginning of the year	1,175	3,188
Provisions/(reversal)	(346)	(2,034)	3,188
Changes due to foreign exchange	(86)	21
Balance at end of the year	743	1,175	3,188
Movement of the allowance for other non-current assets
Balance at beginning of the year	0
Provisions	124,995
Changes due to foreign exchange	(4,865)
Balance at end of the year	120,130	0
Details of the accounts receivable and contract assets
Allowance for credit losses	(111,848,582)	(115,374,631)	(12,683,779)
Pledged credit risk
Allowance for credit losses for accounts receivable and contract assets by each risk category
Allowance for credit losses for accounts receivable by risk category	2,354,182	1,126,119
High credit risk
Allowance for credit losses for accounts receivable and contract assets by each risk category
Allowance for credit losses for accounts receivable by risk category	105,189,074	112,183,037
Normal risk
Allowance for credit losses for accounts receivable and contract assets by each risk category
Allowance for credit losses for accounts receivable by risk category	4,305,326	2,065,475
Government subsidies
Government subsidies
Cash subsidies included in other operating income	297,663	560,394	380,849
E-commerce of discount coupons
Revenue recognition
Total net revenues	182,940,792	411,097,123	547,895,262
E-commerce of commission coupons
Revenue recognition
Total net revenues	95,522,903
E-commerce
Revenue recognition
Total net revenues	278,463,695	411,097,123	547,895,262
Financing Component
Revenue recognition
Interest Income	$ 0	0	4,454,077
Buildings
Property and equipment, net
Estimated useful lives	30 years
Motor vehicles
Property and equipment, net
Estimated useful lives	5 years
Real estate developers
Restricted cash
Restricted cash	$ 130,745	1,708,478
Minimum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	3 years
Maximum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	5 years
Nonrecurring
Fair value of financial instruments
Fair value of assets	$ 0	0	0
Fair value of liabilities	0	0	$ 0
Customer A
Movement of the allowance for doubtful accounts for accounts receivable
Balance at beginning of the year	96,510,078
Balance at end of the year	88,285,716	96,510,078
Details of the accounts receivable and contract assets
Accounts receivable, gross	88,285,716	96,510,078
Allowance for credit losses	$ (88,285,716)	$ (96,510,078)